LOANS RECEIVABLE (Loans Receivable Portfolio) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ending balance: individually evaluated for impairment	$ 574	$ 541
Ending balance: collectively evaluated for impairment	4,342	3,195
Personal [Member]
Beginning balance	3,736	3,656
Provision	1,180	80
Write offs	0	0
Ending balance	4,916	3,736
Ending balance: individually evaluated for impairment	574	541
Ending balance: collectively evaluated for impairment	4,342	3,195
Loans Of which individually evaluated for impairment	4,477	4,570
Loans Of which collectively evaluated for impairment	$ 144,551	$ 57,940